OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
VAT receivables	$ 1,049	$ 822
Prepaid expenses and non-trade receivables	416	321
Financial amounts receivable	304	219
Income tax receivable	106	176
Receivables from public authorities	125	147
Receivables from sale of financial and intangible assets	149	118
Derivative financial instruments	617	87
Other	68	41
Total	$ 2,834	$ 1,931